Share-based compensation Share-based compensation (Tables)	12 Months Ended
Dec. 31, 2019
Share-based Payment Arrangement [Abstract]
Schedule of Assumptions Used for Calculation of the Fair Value of Shares
The assumptions for the calculation of the fair value of shares, which include a market based performance element (Total Shareholder Return) are set out in the following table:

Year ended December 31	2017	2018	2019

Share price in € at grant date	114.1	166.9	199.5
Expected volatility ASML	27.1%	26.1%	29.8%
Expected volatility PHLX index	21.6%	21.3%	24.8%
Vesting period	2.9 years	2.9 years	2.5 years
Dividend yield	1.1%	0.8%	1.1%
Risk free interest rate (Eurozone)	(0.6)%	(0.4)%	(0.8)%
Risk free interest rate (US)	1.5%	2.2%	1.8%

Schedule of Expenses for Share Plans
Expenses for share plans were as follows:

Year ended December 31	2017	2018	2019
(in millions, except weighted average period)	€	€	€

Total compensation expenses incurred for share based remuneration (including share-based payments to the BoM)	53.1	46.3	74.6
The tax benefit (excluding excess tax benefits) recognized related to the recognized share-based compensation costs in the US	8.7	5.6	5.9
Total compensation expenses to be incurred for share based remuneration (including share-based payments to the BoM) in future periods	78.5	94.2	95.8
Weighted average period in which compensation expenses (including share-based payments to the BoM) are expected to be recognized	1.8 years	1.7 years	1.6 years

Schedule of Shares Activity During Period
Details with respect to shares granted and vested during the year are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2017	2018	2019	2017	2018	2019

Total fair value at vesting date of shares vested during the year (in millions)	49.9	46.4	58.7	53.3	61.6	54.9
Weighted average fair value of shares granted	125.16	161.63	190.33	130.77	187.98	206.90

A summary of the status of conditionally outstanding shares as of December 31, 2019, and changes during the year ended December 31, 2019, is presented below:

	EUR-denominated		USD-denominated
	Number of shares	Weighted average fair value at grant date (€)	Number of shares	Weighted average fair value at grant date (USD)

Conditional shares outstanding at January 1, 2019	720,827	120.73	661,182	146.78
Granted	315,578	190.33	255,885	206.90
Vested	(304,322)	116.82	(282,971)	138.04
Forfeited	(50,054)	96.74	(55,597)	138.43
Conditional shares outstanding at December 31, 2019	682,029	157.48	578,499	179.22

Details with respect to stock options are set out in the following table:

	EUR-denominated			USD-denominated
Year ended December 31	2017	2018	2019	2017	2018	2019

Weighted average share price at the exercise date of stock options	132.67	169.68	201.52	148.48	201.01	225.70
Aggregate intrinsic value of stock options exercised (in millions)	12.5	13.6	4.3	4.8	7.6	2.3
Weighted average remaining contractual term of currently exercisable options (in years)	3.80	4.76	4.16	4.49	5.20	4.40
Aggregate intrinsic value of exercisable stock options (in millions)	21.0	8.9	17.7	13.1	5.2	11.8
Aggregate intrinsic value of outstanding stock options (in millions)	21.2	9.0	17.7	13.2	5.2	11.8

Schedule of Number and Weighted Average Exercise Prices of Stock Options Activity
The number and weighted average exercise prices of stock options as of December 31, 2019, and changes during the year then ended are presented below:

	EUR-denominated		USD-denominated
	Number of options	Weighted average exercise price per ordinary share (EUR)	Number of options	Weighted average exercise price per ordinary share (USD)

Outstanding, January 1, 2019	116,692	60.49	70,299	81.43
Granted	—	—	—	—
Exercised	(27,952)	46.90	(14,750)	72.86
Forfeited	—	—	—	—
Expired	—	—	—	—
Outstanding, December 31, 2019	88,740	64.80	55,549	83.71
Exercisable, December 31, 2019	88,740	64.80	55,549	83.71

Schedule of Range of Exercise Prices, Number of Outstanding Options, and Weighted Average Remaining Contractual Life of Oustanding Options
Details with respect to the stock options outstanding are set out in the following table:

EUR-denominated			USD-denominated
Range of exercise prices (€)	Number of outstanding options at December 31, 2019	Weighted average remaining contractual life of outstanding options (years)	Range of exercise prices (USD)	Number of outstanding options at December 31, 2019	Weighted average remaining contractual life of outstanding options (years)

20 - 25	7,260	0.79	20 - 25	—	0.00
25 - 40	8,060	1.72	25 - 40	6,518	1.10
40 - 50	9,290	2.80	40 - 50	562	1.80
50 - 60	7,273	3.97	50 - 60	2,869	2.70
60 - 70	15,318	3.93	60 - 70	423	3.10
70 - 80	14,115	5.38	70 - 80	1,059	3.30
80 - 90	13,625	5.85	80 - 90	12,449	4.80
90 - 100	13,799	5.69	90 - 100	21,957	5.00
100 - 110	—	0.00	100 - 110	9,712	5.70
Total	88,740	4.16	Total	55,549	4.40